UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.
(Exact name of registrant as specified in charter)

800 GOLFVIEW PARK (P. O. BOX 500)
LENOIR, NC 28645
(Address of principal executive offices) (Zip code)

CAROL FRYE
BMC FUND, INC.
P. O. BOX 500
LENOIR, NC 28645
(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end:  October 31, 2011

Date of reporting period:  October 31, 2011

Item 1.  Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

Year Ended October 31, 2011

BMC FUND, INC.

TO OUR SHAREHOLDERS: MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

For the BMC Fund, Inc. (“the Company”) fiscal year ending October 31, 2011, investment performance was 4.23%. US stock markets were among the world’s top performers during the fiscal year, with the S&P 500 gaining 8.09% over this period while international stock markets, as measured by the MSCI EAFE Index, declined 5.44%.   Notably, we produced positive performance with an equity allocation well below average, with the overall quality of our portfolio well above average, and while maintaining a consistent payout to shareholders.  We have maintained a conservative asset allocation for the past several years, as the structural imbalances that resulted in the Great Recession have yet to be addressed at the same time that valuations across most asset classes remain stubbornly high. At year end, the Company’s portfolio included a 39.24% allocation to largely high-quality global equities, a 22.27% allocation to fixed income, a 15.02% investment in limited partnerships and other investments, and a 23.21% cash reserve.

Imbalances of savings and investment remain at the root of global problems. Similar to issues in the financial industry which sparked the greatest financial crisis in history a few short years ago, governments today rely more on access to capital markets to fund themselves than ever before. Difficulties in obtaining credit will likely impair growth at the same time policy makers embark on a path of increased austerity.  Longer term, this should correct global imbalances, but until they are resolved, rolling crises should be expected.  Dependency is a difficult habit to break.

Ironically, Citigroup’s Economic Surprise Index is hitting all-time highs today, just as global growth has begun to slow.  Economic surprises are bound to fall from here, which has historically led to weaker asset prices.   The recent bounce in coincident economic activity was likely driven by an anticipated rebound in capital expenditures, pulled forward by accelerated depreciation tax benefits.  This means a contraction in growth is likely early next year, which may be exacerbated if fiscal support is not renewed before then. At the same time, profit margins – currently at all-time highs - are likely to fall just as hard. These factors alone are enough to put pretty stiff downward pressure on stocks in early 2012.  When combined with a sharply slowing Chinese economy and the widely discussed tail risks created by EU sovereign debt and EU bank funding issues, we believe the potential for a dangerous deleveraging lurks around the corner.

At the same time, global monetary conditions are easing rapidly so there is stimulus building in the system.  The harder risk assets fall, the more aggressive central banks will become.  While short term leading indicators point to additional weakness, a number of longer leading indicators are already pointing to an upturn in mid-to-late 2012.  Ultimately, we think the ECB will be forced to go “all in” and when they do, it will likely be accompanied by additional coordinated actions by central banks, making a strong case for a liquidity-driven rally later in the year. The sharper the downturn early in the year, the more powerful the policy response and subsequent rally in risk assets.

We are preparing our shopping list and look forward to accumulating high quality assets at fair prices. In the meantime, our focus remains on the preservation of our capital and income generation for our shareholders. As such, we have begun putting our cash to work in fixed income securities we call “the new sovereigns” – high quality corporate issuers with balance sheets stronger than most western world governments. With interest rates pegged at zero for the foreseeable future, we continue to seek out “safe yield” across asset classes and around the globe.  It has become persistently more difficult to accomplish this given inflated asset prices, but there are opportunities for those willing to look hard enough.  We come in every day with the goal of finding these hidden jewels, while waiting patiently to redeploy capital when prices ultimately undershoot fair value, as they always do.

During the year ended October 31, 2011, the Company paid the following dividends per share:

December 10, 2010 to shareholders of record November 25, 2010	$.25
March 10, 2011 to shareholders of record February 25, 2011	.25
June 10, 2011 to shareholders of record May 25, 2011	.25
September 10, 2011 to shareholders of record August 25, 2011	.25

Total	$1.00

The Company paid a dividend of $0.31 per share on December 10, 2011 to shareholders of record November 25, 2011.

The attached Schedule of Investments is a listing of the entire Company’s diversified securities at October 31, 2011 with a total market value of $109,306,316.

Paul H. Broyhill	M. Hunt Broyhill
Chairman and Chief Executive Officer	President

FEDERAL INCOME TAX INFORMATION

We are required by the Internal Revenue Code to advise you within 60 days of the Company’s fiscal year end (October 31, 2011) as to the federal tax status of dividends paid by the Company during such fiscal year.  Accordingly, we are advising you that during the year ended October 31, 2011, the Company paid distributions to its shareholders totaling $1.00 per share, comprised of $0.25 per share long-term capital gains, $0.35 per share ordinary income and $0.40 per share retained earnings prior to becoming an investment company which are taxable as ordinary income. The shareholders are furnished a Form 1099 in January of each year, which details the federal tax status of dividends paid by the Fund during the calendar year.  There were no undistributed capital gains during the fiscal year.

SUPPLEMENTAL INFORMATION

Paul H. Broyhill, Chairman and Chief Executive Officer, M. Hunt Broyhill, President, and Christopher R. Pavese, CFA, Chief Investment Officer, are primarily responsible for the day-to-day management of the Company’s portfolio. Mr. Paul Broyhill has had such responsibility since the inception of the Company. Mr. Hunt Broyhill has had such responsibility since 2001. Mr. Hunt Broyhill has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Company on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and
Shareholders of BMC Fund, Inc.

We have audited the accompanying statement of assets and liabilities of the BMC Fund, Inc. (the “Company”), including the schedule of investments, as of October 31, 2011 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2011, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, and the seven months ended October 31, 2002, and the year ended March 31, 2002.  These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2011 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As explained in note 2, the financial statements include investments valued at $16,416,126 (15.0 percent of net assets), whose fair values have been estimated by management in the absence of readily determinable fair values.  Management’s estimates are based upon information provided by the funds’ managers or the general partners.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of BMC Fund, Inc. as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for the each of the two years in the period then ended, and the financial highlights for each of the years ended October 31, 2011, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, and the seven months ended October 31, 2002, and the year ended March 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

Charlotte, North Carolina
December 20, 2011

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011

ASSETS AT FAIR VALUE:
Investment securities (cost - $109,181,024)	$109,306,316
Cash and short-term investments	206,378
Receivables, accrued interest and dividends	117,584
Other assets	48,686

Total assets	109,678,964

LIABILITIES:
Call and put options written, at fair value (premiums received $937,313)	559,875
Accounts payable and accrued expenses	1,730
Accounts payable to affiliates	48,259

Total liabilities	609,864

NET ASSETS AT OCTOBER 31, 2011 - EQUIVALENT TO $22.11 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$109,069,100

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming investment company	76,728,588
Undistributed net investment income	1,431,105
Realized gain on investments	545,558
Undistributed nontaxable gain	5,194,714
Unrealized appreciation of investments	502,730

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$109,069,100

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Year Ended October 31, 2011

INVESTMENT INCOME:
Income:
Interest - fixed income	$180,969
Other interest and dividends	3,285,421
Equity in losses of wholly-owned subsidiary	(670)

Total income	3,465,720

Expenses:
Legal and professional fees	49,526
Directors' fees (Note 7)	57,500
Investment expense	37,683
Salaries	602,896
Property and liability insurance	51,226
Depreciation expense	4,979
Taxes and licenses	91,362
Rent	43,692
Office supplies and expense	60,656
Dues and subscriptions	67,643
Travel and entertainment	7,484

Total expenses	1,074,647

Investment income, net	2,391,073

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Realized gain from investments sold	3,012,199
Change in unrealized depreciation of investments for the period	(1,976,666)

Net gain on investments	1,035,533

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,426,606

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Year Ended October 31, 2011 and 2010

	2011	2010

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,391,073	$2,264,553
Realized gains from investment securities sold	3,012,199	759,986
Change in unrealized appreciation (depreciation) of investments for the year	(1,976,666)	7,635,164

Net increase in net assets resulting from operations	3,426,606	10,659,703

Distributions to shareholders from:
Net realized gain on investment securities	(2,610,308)	-
Net investment income	(1,339,120)	(2,262,945)
Retained earnings prior to becoming an investment company	(983,853)	(2,423,672)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,506,675)	5,973,086

NET ASSETS AT BEGINNING OF YEAR	110,575,775	104,602,689

NET ASSETS AT END OF YEAR (Including undistributed net investment income: 2011 - $1,431,105, 2010 - $379,152)	$109,069,100	$110,575,775

See accompanying notes to financial statements.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2011

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended.  Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation.  The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.  The policies are in conformity with generally accepted accounting principles for investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.   Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges.  Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

The carrying value of the investment in the wholly owned subsidiary is based on independent appraisals and internal assessments of the fair market values of the subsidiary’s underlying investments.  Equity in earnings of the wholly owned subsidiary in the statement of operations represents the current year earnings of the subsidiary accounted for using the equity method.

B.    Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed.  Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

For the year ended October 31, 2011, the Company purchased and sold securities in the amount of $67,120,701 and $71,958,727 (excluding short-term investments and options), respectively.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2011

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

C.  Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company.  The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

D.  Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses.  Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law.  Tax returns for all years 2007 and thereafter are subject to possible future examinations by tax authorities.

E.  Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

F.   Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash.  Short-term money market investments managed by third party investors are included in investment securities.

G.  Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2011

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

H.  Fair Value Measurements – The Company applies a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Company’s investments as of the reporting period end.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.  These inputs are categorized in the following hierarchy:

Level 1 – Quoted prices in active markets for identical investments
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – Significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Company’s investments as of October 31, 2011.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$-	$-	$-	$-
Mutual Funds
Bond Mutual Funds	24,343,036	-	-	24,343,036
Stock Mutual Funds	13,091,319	-	-	13,091,319
Other Investments
Limited Partnerships	-	-	16,414,126	16,414,126
Common Stocks
Common Stocks – Publicly Traded	29,810,800	-	-	29,810,800
Call Options	(102,805)	-	-	(102,805)
Put Options	(429,770)	-	-	(429,770)
Preferred Stocks	250,100	-	-	250,100
Cash and Cash Equivalents	25,369,635	-	-	25,369,635
Total Investments	$92,332,315	$-	$16,416,126	$108,746,441

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2011

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The table below presents a reconciliation for the year ended October 31, 2011, for all Level 3 assets that are measured at fair value on a recurring basis.

		Realized &			Net
	Balance	Unrealized	Net	Transfers	Balance
	as of	Gains &	Purchases/	in (out of)	as of
Level 3 Assets	10/31/2010	Losses	Sales	Level 3	10/31/2011
Other Investments
Limited Partnerships	$13,312,408	$465,423	$2,636,295	$-	$16,414,126
Common Stocks
Common Stocks - Affiliate	63,831	(670)	(63,161)	-	-
Total Investments	$13,376,239	$464,753	$2,573,134	$-	$16,414,126

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS
(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as October 31, 2011, were as follows:

Gross appreciation (excess of value over tax cost)	$9,798,925
Gross depreciation (excess of tax cost over value)	(9,673,633)
Net unrealized appreciation	$125,292
Cost of investments for income tax purposes	$109,181,024

4.	CALL OPTIONS WRITTEN

As of October 31, 2011, cash valued at $14,836,763 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in call options written during the year ended October 31, 2011 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2010	500	$46,566
Options written	2,752	465,965
Options terminated in closing purchase transactions	(1,175)	(212,736)
Options expired	(1,158)	(142,001)
Options exercised	(296)	(44,572)
Options outstanding at October 31, 2011	623	$113,222

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2011

5.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Company.

On December 10, 2010, a distribution of $.25 per share was paid to shareholders of record on November 25, 2010.

On March 10, 2011, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2011.

On June 10, 2011, a distribution of $0.25 per share was paid to shareholders of record on May 25, 2011.

On September 10, 2011, a distribution of $.25 per share was paid to shareholders of record on August 25, 2011.

The tax character of distributions paid during 2011 and 2010 was as follows:

	2011	2010
Distributions paid from:
Ordinary income	$1,738,735	$2,218,107
Long-term capital gains	1,233,320	-
Retained earnings prior to becoming an investment company	1,961,226	2,468,510
	$4,933,281	$4,686,717

As of October 31, 2011, there was $1,502,668 of distributable earnings on a tax basis.

The tax components of distributable earnings are determined in accordance with income tax regulations, which may differ from composition of net assets reported under generally accepted accounting principles.  The difference for the period ended October 31, 2011 reflects $1,431,105 of undistributed net investment income and $545,558 of realized gains on investments under generally accepted accounting principles.

BMC FUND, INC.
NOTES TO FINANCIAL STATEMENTS
Year Ended October 31, 2011

6.	LINE OF CREDIT

On April 22, 2010, (renewed April 21, 2011), the Company entered into an agreement with a bank for an unsecured line of credit in the amount of $3,500,000 to provide the Company more flexibility in its payment of dividends and management of its investments. The interest rate on any borrowings is at the one month LIBOR market index rate plus 150 basis points, with a floor of 3.00 percent. The Company will pay a commitment fee of 35 basis points on any unused balance. As of October 31, 2011, the Company had no borrowings from this line of credit, which expires on April 21, 2013.

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Company does not have an advisory board.  The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone.  Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting.  In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Company leases office space from Broyhill Investments, Inc., which is controlled by Paul H. Broyhill and M. Hunt Broyhill, both officers of BMC Fund, Inc.  The expense associated with this related party lease for the year ended October 31, 2011 amounted to $43,692.  Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services.  This service is provided at no cost to the Company.  All amounts paid by Broyhill Investments, Inc. on behalf of the Company are reimbursed by the Company.  The outstanding payable related to these transactions at October 31, 2011 was $48,259.

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues.  These selected securities have an aggregate cost basis of $8,183,742 and have been assigned no value at October 31, 2011.

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2011 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

Paul H. Broyhill (87) 135 Claron Place, S.E. Lenoir, NC 28645	Director Chief Executive Officer Chairman	Since 1976 Since 2001 Since 1976
Director, Chairman  and Chief Executive Officer of the Fund; former President of the Fund (2001-2007); Director (1972-present) and Chairman of Broyhill Investments, Inc. (1988-present); Director (1946-present) and Chairman of Broyhill Family Foundation, Inc. (1989-present); former President of Broyhill Family Foundation, Inc. (1980-1988); Manager and President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1983-present)
None

Allene B. Stevens (89) 153 Hillhaven Place SE Lenoir, NC 28645	Director	Since 1983	Private Investor	None

Directors Who Are Not Interested Persons

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director

Kevin P. Boudreau (48) 117 Shannon Court Rocky Mount, NC 27804	Director	Since August 2011	Vice President of Tax and Risk Management, Boddie-Noell Enterprises, Inc., a diversified company with interests in restaurant and land-development projects (2005-present)	None

W. Charles Campbell (45)	Director	Since August 2011
President and Chief Executive Officer of Flagship Capital  Partners, LLC, a private investment real estate firm (2005-present); Co-manager of Brackett Flagship Properties, LLC, a commercial real estate firm (2010-present)

None

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2011 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Directors Who Are Interested Persons

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Director

James T. Broyhill (84) 1930 Virginia Road Winston-Salem, NC 27104	Director Vice Chairman	Since 1976 Since 2005
Retired; Director of Shepherd Street Equity Fund (1998-2008); Vice President of Old Clemmons School Properties, Inc. (2006-present); President of Old Clemmons School Properties, Inc. (1998-2006); former Secretary of the North Carolina Department of Commerce (1989-1991); former Chairman of the North Carolina Economic Development Board (1987-1989); former member, U. S. Senate (1986); former member, U.S. House of Representatives (1963-1986)
None

M. Hunt Broyhill (47) 1870 9th Street Court, NW Hickory, NC 28601	Director President Vice President	Since 2008 Since 2007 2001-2007
President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Affinity Fund, LLC (2008-present), Broyhill Asset Management, LLC and Broyhill Wakin General Partners, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); General Partner of CapitalSouth Partners Fund I, LP and Capital South Partners Fund II, LP (2000-present); General Partner of CapitalSouth Partners Fund III, LP (2007-present); Senior Managing Partner and Director of Flagship Capital Partners, LLC (2007-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)
None

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2011 (Unaudited)

Directors Who Are Not Interested Persons

Name, Address and Age	Positions Held with Fund	Length of Time Served	Principal Occupation During Past 5 Years	Other Directorships Held by Director

R. Donald Farmer (63) 273 Leeward Point Loop Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None
Robert G. Fox, Jr. (62) 6525 Robin Hollow Drive Mint Hill, NC 28227	Director	Since 2008	Former President and Chief Banking Officer of NewDominion Bank (2005-April 2010); Executive Vice President of First Charter Bank/First Charter Corporation (1993-2005)	None

Jan E. Gordon (60) 3075 Rolling Woods Drive Palm Harbor, FL 34683	Director	Since 2001	Retired; former election assistant, Pinellas County, FL Supervisor of Elections (1992-2005)	None

Brent B. Kincaid (80) 2703 Lakeview Drive Lenoir, NC 28645	Director	Since 2005	Retired since 1998; former President and CEO of Broyhill Furniture Industries, Inc.	None

John S. Little (80) 4601 Gulf Shore Blvd. N. #18 Naples, FL 34103	Director	Since 2001	Retired; former Managing Director and Chief Executive, Associated Octel, London (1989-1995); former Senior Vice President of Corporate Technology, Great Lakes Chemical Corporation (1981-1989)	None

L. Glenn Orr, Jr. (71) 2735 Forest Drive Winston-Salem, NC 27104	Director	Since 1999	Managing Director, The Orr Group, an investment banking firm (since 1995)	Highwoods Properties, Inc.; Medical Properties Trust

BMC FUND, INC.
DIRECTORS AND OFFICERS
Year Ended October 31, 2011 (Unaudited)

Other Executive Officers

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Directorships Held by Officer

Boyd C. Wilson, Jr. (59) 646 Pleasant Hill Road Lenoir, NC 28645	Vice President and Chief Financial Officer	Since 2006
Vice President and Chief Financial Officer of the Fund since February 2006; Director (2007-present) and Executive Vice President of Broyhill Investments, Inc. (2005-present); Vice President of Broyhill Family Foundation, Inc. (2007-present); Treasurer of Broyhill Wakin General Partners, LLC (2008-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2006-present); Vice President – Finance & Administration of Kincaid Furniture Company, Incorporated (1990-2005)

FNB United Corp.
Carol Frye (54) 210 Beall Street Lenoir, NC 28645	Secretary and Treasurer	Since 2001
Secretary and Treasurer of the Fund since 2001; Secretary and Treasurer of Broyhill Investments, Inc. (2000-present); Director (2001-present), Secretary and Treasurer of Broyhill Family Foundation, Inc. (2003-present); Secretary of Broyhill Wakin General Partners, LLC (1997-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2001-present)
None

BMC FUND, INC.
ADDITIONAL INFORMATION
Year Ended October 31, 2011 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com;  and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q.  The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

BMC FUND, INC.
FINANCIAL HIGHLIGHTS
Years Ended October 31, 2011, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, Seven Month Period Ended October 31, 2002, and the Year Ended March 31, 2002

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the years ended October 31, 2011, 2010, 2009, 2008, 2007, 2006, 2005, 2004, and 2003, the seven month period ended October 31, 2002, and the year ended March 31, 2002.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

											Seven Months
											Ended
PER SHARE OPERATING											October 31,
PERFORMANCE	2011	2010	2009	2008		2007	2006	2005	2004	2003	2002		2002

Net asset value, beginning of period	$22.41	$21.20	$20.79	$36.28		$33.55	$32.84	$30.94	$29.17	$25.46	$28.95		$29.44
Net investment income	0.49	0.46	0.48	0.73		0.78	1.06	0.88	0.82	0.95	0.59		1.13
Net gains (losses) on investments	0.21	1.70	1.65	(10.98)		4.25	2.43	2.48	2.08	3.76	(3.45)		(0.30)
Total from investment operations	0.70	2.16	2.13	(10.25)		5.03	3.49	3.36	2.90	4.71	(2.86)		0.83
Less distributions:
Dividends from net investment income	0.27	0.46	0.92	1.04		2.03	2.37	-	0.65	0.45	0.56		0.84
Distributions from capital gains	0.53	-	-	1.42		0.27	0.41	1.46	0.48	0.55	0.07		0.48
Distributions from retained earnings	0.20	0.49	0.80	-		-	-	-	-	-	-		-
P. B. Realty, Inc. Spin-off	-	-	-	2.78		-	-	-	-	-	-		-
Total distributions	1.00	0.95	1.72	5.24		2.30	2.78	1.46	1.13	1.00	0.63		1.32
Net asset value, end of period	$22.11	$22.41	$21.20	$20.79		$36.28	$33.55	$32.84	$30.94	$29.17	$25.46		$28.95

Per share market value, end of period1	$18.45	$18.00	$16.75	$26.00		$26.00	$26.00	$26.00	$26.00	$26.00	$26.00		$26.00

TOTAL INVESTMENT RETURN2	3.79%	11.83%	12.72%	(39.42	) %	19.35%	13.40%	12.95%	11.14%	18.12%	(18.85)%	*	3.20

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$109,069	$110,576	$104,603	$102,574		$178,975	$165,500	$162,027	$152,623	$143,910	$125,596		$142,811
Ratio of expenses to average net assets3	0.97%	1.11%	1.18%	1.02%		0.75%	0.73%	0.60%	0.73%	0.73%	0.71%	*	0.62
Ratio of net investment income to average net assets3	2.15%	2.11%	2.40%	2.37%		2.26%	3.20%	2.77%	2.70%	3.52%	3.78%	*	3.91
Portfolio turnover rate	60.41%	38.08%	69.62%	67.44%		51.23%	48.22%	57.54%	40.10%	52.51%	31.95%	*	67.18

1Unaudited - Based on stock trades, which are very limited, during that year.
2Unaudited - Computed as follows:  income from investment operations divided by per share market value.
3Average is computed on a quarterly basis.
*Annualized

BMC FUND, INC.
SCHEDULE OF INVESTMENTS
October 31, 2011

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
OAKWOOD HOMES CORP	1,2,3	7.875%	3/1/2004	$1,000,000	$948,174	$-
LEHMAN BROTHERS HLDGS NIKKEI INDEX	1,2,3	0.000%	9/29/2008	3,000,000	3,000,000	-
LEHMAN BROTHERS HLDGS EAFE INDEX	1,2,3	0.000%	11/15/2008	1,000,000	1,000,000	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	1,2,3	0.000%	3/15/2011	2,500,000	2,500,000	-

TOTAL INVESTMENTS IN FIXED INCOME				$7,500,000	$7,448,174	$-	0.00%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ALLIANCEBERNSTEIN GLOBAL BOND FUND A	59,031.88	$500,000	$495,868
AMERICAN CENTURY HIGH-YIELD BOND FUND INV	42,883.29	250,010	255,156
CALAMOS CONVERTIBLE OPPORTUNITIES & INCOME FUND	30,000.00	272,656	362,700
DOUBLELINE EMERGING MARKETS FIXED INCOME I	23,496.24	250,000	245,066
DOUBLELINE TOTAL RETURN BOND N	117,213.28	1,310,000	1,302,240
FAIRHOLME FOCUSED INCOME FUND	68,685.46	750,000	698,531
FIDELITY HIGH INCOME FUND	58,072.02	500,000	508,711
FIDELITY SPARTAN US BOND INDEX ADVANTAGE	48,088.23	499,156	565,037
FLAHERTY & CRUMRINE PREFERRED INCOME FUND	11,833.00	87,440	156,432
FRANKLIN TEMPLETON HARD CURRENCY FUND A	10,030.09	100,000	100,100
HARBOR BOND FUND INSTITUTIONAL CLASS	77,505.80	962,048	945,571
ISHARES BARCLAYS 3-7 YR TREASURY BOND	8,750.00	981,443	1,061,462
ISHARES IBOXX $ INVESTMENT GRADE CORP BOND	11,900.00	1,283,080	1,364,930
JANUS TRITON FUND T SHARES	7,111.01	75,590	119,536
LOOMIS SAYLES BOND FUND INSTITUTIONAL	120,930.18	1,612,500	1,745,023
LOOMIS SAYLES GLOBAL BOND INSTITUTIONAL	59,153.31	1,000,000	1,008,564
MANNING & NAPIER PRO BLEND CONSERV TERM S	9,745.13	130,000	128,246
METROPOLITAN WEST HIGH YIELD BOND M	50,000.00	500,000	503,500
METROPOLITAN WEST TOTAL RETURN BOND M	57,364.25	603,400	600,604
PERMANENT PORTFOLIO	2,976.58	136,000	144,870
PIMCO CORPORATE INCOME FUND COM	12,500.00	153,357	190,875
PIMCO FUNDS HIGH YIELD CL A	56,118.45	500,015	510,117
PIMCO FDS PAC INVEST MGM SER R	86,880.97	1,000,000	1,059,948
PIMCO FUNDS REAL RETURN CLASS D	91,922.91	1,116,509	1,121,459
PIMCO GLOBAL ADVANTAGE STRATEGY BOND INSTL	42,955.33	500,000	497,852
PIMCO GLOBAL MULTI-ASSET FUND C	108,980.84	1,235,000	1,260,908
PIMCO TOTAL RETURN FUND IN	122,128.55	1,249,375	1,332,423
POWERSHARES PREFERRED PORT	5,000.00	66,915	70,000
TCW TOTAL RETURN BOND I	85,422.27	850,000	833,721
TEMPLETON EMERGING MARKETS INCOME FUND	25,000.00	337,317	397,050
TEMPLETON GLOBAL INCOME FUND	64,800.00	591,441	659,664
THIRD AVENUE FOCUSED CREDIT INVESTOR	65,634.33	750,000	689,817
USAA SHORT-TERM BOND	109,170.31	1,000,000	1,000,000
VANGUARD HI-YLD CORP FD INV	89,286.43	500,004	510,718
VANGUARD INTER-TERM INV-GRADE AD	186,831.27	1,650,552	1,896,337
TOTAL BOND MUTUAL FUNDS		23,303,808	24,343,036	22.32%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
STOCK MUTUAL FUNDS
U.S. LARGE CAP EQUITIES
Large Cap Blend
FAIRHOLME FUND	3,688.97	133,983	100,525
INCOME FUND OF AMER INC CL A	5,963.03	100,000	99,225
TILSON DIVIDEND FUND	17,642.91	250,000	231,651
TOTAL U.S. LARGE CAP EQUITIES		483,983	431,401	0.40%

INTERNATIONAL EQUITIES
Foreign Large Blend
LONGLEAF PARTNERS INTL FUND	5,012.52	80,100	66,215
SPDR S&P INTERNATIONAL DIVIDEND	1,500.00	85,508	73,935
VANGUARD INTL GROWTH FUND ADMIRAL SHARES	2,728.76	150,000	153,984
VANGUARD TOTAL INTL STOCK INDEX INV SHARES	7,075.47	105,000	100,755
		420,608	394,889	0.36%
Foreign Large Value
ISHARES INC MSCI CANADA INDEX	10,000.00	202,749	282,400
OAKMARK INTERNATIONAL FUND I	5,063.26	88,050	88,556
THORNBURG INTERNATIONAL VALUE A	2,409.34	70,136	61,631
		360,935	432,587	0.40%

Diversified Emerging Markets
ISHARES TR MSCI EMERG MKTS INDEX	5,000.00	230,774	204,075
WESTERN ASSET EMRG MKT DEBT PORTFOLIO	15,000.00	284,410	286,950
		515,184	491,025	0.45%

Japan Stock
WISDOMTREE JAPAN HEDGED EQUITY	1,250.00	41,857	40,463
WISDOMTREE TRUST JAPAN SMALLCAP DIVIDEND	1,250.00	47,263	51,750
		89,120	92,213	0.08%

Asia Ex-Japan Stock
ISHARES INC MSCI SINGAPORE INDEX	30,000.00	396,448	367,500
TEMPLETON DRAGON FD COM	5,500.00	171,732	143,000
		568,180	510,500	0.47%

Latin America Stock
ISHARES INC MSCI BRAZIL INDEX	6,000.00	294,472	374,220	0.34%

TOTAL INTERNATIONAL EQUITIES		2,248,499	2,295,434	2.10%

SPECIALTY FUNDS
Diversified Financials
POWERSHARES FINANCIAL PREFERRED	10,000.00	181,769	169,500	0.16%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
Company Name		Shares		Market	of Net
		Held	Cost	Value	Assets
MUTUAL FUNDS:

Pharmaceuticals & Biotechnology
ISHARES TR NASDAQ BIOTECH INDEX	3	1,500.00	135,832	147,345	0.14%

Utilities
REAVES UTILITY INCOME FUND		15,000.00	339,997	375,750
SECTOR SPDR TR SBI INT-UTILITIES		23,000.00	734,317	801,550
			1,074,314	1,177,300	1.08%

Large Cap Blend
POWERSHARES DIVIDEND ACHIEVERS		10,000.00	142,450	145,600
SOUND SHORE FUND		4,980.32	165,496	150,057
T. ROWE PRICE PERSONAL STRATEGY		9,661.84	200,000	221,256
WISDOMTREE LARGECAP DIVIDEND		2,500.00	106,154	118,900
YACKTMAN FUND INC		30,905.24	530,000	538,369
			1,144,100	1,174,182	1.08%

Financial
FRANKLIN INCOME FUND ADV		119,047.62	250,000	251,190
ISHARES S&P US PFD STOCK INDEX		5,000.00	196,925	186,550
			446,925	437,740	0.40%

Precious Metals
MARKET VECTORS JR GOLD MINERS ETF		5,000.00	174,475	155,650
MARKET VECTORS GOLD MINERS ETF		33,000.00	1,529,065	1,941,390
SPDR GOLD SHARES	3	10,000.00	969,550	1,673,400
			2,673,090	3,770,440	3.46%

Conservative Allocation
VANGUARD WELLESLEY INCOME INV SHARES		20,045.04	422,892	455,022	0.42%

Moderate Allocation
FPA CRESCENT FUND		18,462.15	525,303	500,509
MERGER FD SH BEN INT		10,069.23	160,000	159,799
OAKMARK EQUITY & INCOME FUND		8,920.47	263,600	246,473
SEQUOIA FD INC COM		1,716.70	251,222	241,059
			1,200,125	1,147,840	1.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
Company Name		Shares		Market	of Net
		Held	Cost	Value	Assets
MUTUAL FUNDS:

World Allocation
BLACKROCK GLOBAL ALLOCATION INV A		6,716.17	132,040	128,010
IVY ASSET STRATEGY FUND CL I		31,926.78	873,099	777,737
WELLS FARGO ADVANTAGE ASSET ALLOC ADM		40,217.43	510,000	494,674
WINTERGREEN FD INC COM	3	34,013.61	500,000	484,694
			2,015,139	1,885,115	1.73%

TOTAL SPECIALTY FUNDS			9,294,186	10,364,484	9.50%

TOTAL STOCK MUTUAL FUNDS			12,026,668	13,091,319	12.00%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$35,330,476	$37,434,355	34.32%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
DEL MAR INDEX OPPORTUNITIES ONSHORE FUND	2	$1,500,000	$1,780,597
ELLIOTT ASSOCIATES LP	2	2,000,000	2,745,237
GREENLIGHT MASTER QUALIFIED LP	2	2,500,000	2,590,256
HAYMAN CAPITAL PARTNERS LP	2	2,500,000	2,301,907
LMC COMPASS FUND LP	2	1,500,000	2,099,542
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	2	1,000,000	976,266
RD LEGAL FUNDING PARTNERS LP	2	93,704	144,103
RIVERNORTH CAPITAL PARTNERS, LP	2	2,000,000	2,152,730
STARK INVESTMENTS LP	2	309,715	893,412
STARK STRUCTURED FINANCE ONSHORE FUND	2	671,300	730,076
WALNUT INVESTMENT PARTNERS	2	235,567	-
TOTAL LIMITED PARTNERSHIPS		14,310,286	16,414,126	15.05%

TOTAL OTHER INVESTMENTS		$14,310,286	$16,414,126	15.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
CONSUMER DISCRETIONARY
Consumer Services	10,000.00	COMPANHIA DE BEBIDAS DAS A	$274,264	$337,200	0.31%

Retailing	1,000.00	DOMINOS PIZZA INC COM	17,760	32,030
	2,000.00	PANERA BREAD CO CL A	216,313	267,380
			234,073	299,410	0.27%

TOTAL CONSUMER DISCRETIONARY			508,337	636,610	0.58%

CONSUMER STAPLES
Food & Staples Retailing	10,000.00	CVS CAREMARK CORP COM STK	312,814	363,325
	5,000.00	FAMILY DLR STORES INC COM	254,159	293,150
	15,000.00	WAL MART STORES INC COM	750,223	850,800
			1,317,196	1,507,275	1.38%

Food, Beverage & Tobacco	10,000.00	ALTRIA GROUP INC COM	182,250	275,500
	9,400.00	DIAGEO P L C SPON ADR NEW	586,834	779,072
	5,000.00	GENERAL MILLS INC COM	169,738	192,650
	1,000.00	HERSHEY CO COM	55,202	57,230
	10,000.00	KRAFT FOODS INC CL A	324,023	351,800
	2,000.00	LORILLARD INC	228,423	221,320
	10,000.00	NESTLE S A SPONSORED ADR	396,900	577,600
	5,000.00	PHILIP MORRIS INTL INC COM	217,000	349,350
	4,000.00	REYNOLDS AMERICAN INC COM	143,516	154,720
	2,000.00	SMUCKER J M CO COM NEW	121,939	154,040
			2,425,825	3,113,282	2.85%

Household & Personal Products	3,000.00	PROCTER & GAMBLE CO COM	195,916	191,970	0.18%

TOTAL CONSUMER STAPLES			3,938,937	4,812,527	4.41%

ENERGY	1,500.00	APACHE CORP COM	180,068	149,445
	25,000.00	ATLANTIC POWER CORP.	351,696	337,500
	2,500.00	ATLAS PIPELINE PRTNS UNIT	78,661	87,000
	3,000.00	BP PRUDHOE BAY ROYALTY TRU	256,047	322,500
	2,000.00	BUCKEYE PARTNERS L P UNIT	124,792	135,100
	5,000.00	CONOCOPHILLIPS COM	262,561	348,250
	28,500.00	CPFL ENERGIA S A SPONSORED	499,686	740,715
	1,500.00	DEVON ENERGY CORP NEW COM	118,668	97,425
	500.00	ENCANA CORP COM	13,161	10,850
	4,000.00	ENERGY TRANSFER EQUITY LP	150,093	153,000
	2,500.00	ENERGY TRANSFER PRTNRS LP	117,514	116,800
	4,000.00	ENSCO INTL	194,734	198,640
	17,440.00	ENTERPRISE PRODS PARTN COM	463,200	781,835
	5,004.00	EXXON MOBIL CORP COM	378,127	390,762
	7,000.00	KINDER MORGAN ENERGY UT LT	408,363	531,930
	197.00	KINDER MORGAN MANAGEMENT L	7,936	13,049
	181,261.00	KINDER MORGAN MGMT FR	4	-
	15,000.00	LINN ENERGY LLC	270,792	580,800
	12,500.00	MARKWEST ENERGY PARTNERS L	159,043	622,875
ENERGY (continued)	10,000.00	MLP & STRATEGIC EQUITY FUN	138,072	163,500

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
	6,000.00	ONEOK PARTNERS LP	155,009	300,000
	1,500.00	PEABODY ENERGY CORP COM	90,350	65,055
	2,500.00	PENN WEST PETROLEUM LTD	45,428	44,800
	8,900.00	PETROLEO BRASILEIRO SA SPO	265,836	240,389
	5,000.00	PLAINS ALL AMERICAN PIPELN	245,274	329,850
	9,000.00	SEADRILL LIMITED SHS	299,369	298,170
	5,000.00	TARGA RESOURCES PARTNERS,	134,173	179,500
	3,000.00	TOTAL S A SPONSORED ADR	162,469	156,900
	9,000.00	TRANSMONTAIGNE PARTNERS LP	248,755	318,870
	3,000.00	TRANSOCEAN INC NEW SHS	209,037	171,450
	2,000.00	WALTER ENERGY INC	168,261	151,300
TOTAL ENERGY			6,197,179	8,038,260	7.37%

FINANCIALS
Banks	4,000.00	BANK N S HALIFAX COM	207,351	210,440	0.19%

Diversified Financials	4,500.00	BERKSHIRE HATHAWAY INC CL	331,206	350,370
	2,500.00	NYSE EURONEXT	76,995	66,425
			408,201	416,795	0.38%

Real Estate	35,000.00	MEDICAL PPTYS TR INC COM	370,003	353,500
	2,000.00	VENTAS INC	91,107	111,220
			461,110	464,720	0.43%

Financial	3,000.00	AMERICAN EXPRESS CO COM	132,042	151,860
	36,000.00	ANNALY CAPITAL MGMT INC	640,087	606,600
	12,000.00	ANWORTH MORTGAGE ASSET COR	81,060	77,400
	2,000.00	IBERIABANK CORP	115,213	103,440
	20,000.00	PROSPECT CAPITAL CORP COM	241,426	191,200
			1,209,828	1,130,500	1.04%

TOTAL FINANCIALS			2,286,490	2,222,455	2.04%

HEALTH CARE
Health Care Equipment & Services	2,000.00	AMERISOURCEBERGEN CORP COM	57,550	81,600
	50.00	LABORATORY CORP AMER HLDGS	3,536	4,193
	3,500.00	VARIAN MEDICAL SYSTEMS INC	151,998	205,520
			213,084	291,313	0.27%

Pharmaceuticals & Biotechnology	10,000.00	ASTRAZENECA PLC SPONSORED	454,761	479,100
	6,000.00	CUBIST PHARMACEUTICALS	156,210	226,860
	10,000.00	GLAXOSMITHKLINE PLC SPONSO	306,136	447,900
	500.00	IMMUNOGEN INC COM	5,721	6,790
	12,500.00	JOHNSON & JOHNSON COM	772,602	804,875
	20,000.00	MERCK & CO INC COM	697,642	690,000
	52,500.00	PFIZER INC COM	947,380	1,011,150
	10,000.00	SANOFI SPONSORED ADR	335,397	357,500

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
Pharmaceuticals & Biotechnology	1,000.00	SEATTLE GENETICS INC COM	17,684	22,000
(continued)	1,000.00	TEVA PHARMACEUTCL INDS ADR	50,285	40,850
			3,743,818	4,087,025	3.75%

TOTAL HEALTH CARE			3,956,902	4,378,338	4.01%

INDUSTRIALS
Capital Goods	3,000.00	EMBRAER SA ADR (EMPRESA BR	99,154	83,460
	11,500.00	NORTHROP GRUMMAN CORP COM	626,139	664,125
	1,000.00	RAYTHEON CO COM NEW	49,982	44,190
	1,000.00	SIEMENS AG SPONSORED ADR	131,858	104,970
			907,133	896,745	0.82%

Commercial Services & Supplies	4,000.00	PAYCHEX, INC	124,098	116,560
	500.00	STERICYCLE INC COM	45,962	41,790
	500.00	WASTE MGMT INC DEL COM	17,412	16,465
			187,472	174,815	0.16%

Transportation	2,000.00	NORFOLK SOUTHERN CORP COM	146,659	147,980	0.14%

TOTAL INDUSTRIALS			1,241,264	1,219,540	1.12%

INFORMATION TECHNOLOGY
Software & Services	38,500.00	MICROSOFT CORP COM	941,187	1,025,255
	6,000.00	ORACLE CORP COM	151,859	196,620
			1,093,046	1,221,875	1.12%

Technology Hardware & Equipment	20,700.00	CISCO SYSTEMS INC COM	417,727	383,571
	9,000.00	CORNING INC COM	177,622	128,610
	25,000.00	DELL INC.	360,653	395,250
	1,300.00	INTERNATIONAL BUS MACH COM	182,478	240,019
	3,500.00	QUALCOMM INC COM	182,864	180,600
			1,321,344	1,328,050	1.22%

Semiconductors &	1,000.00	AMTECH SYS INC COM PAR $0.	18,430	10,220
Semiconductor Equipment	21,500.00	INTEL CORP COM	447,786	527,610
	4,000.00	XILINX INC COM	110,780	133,840
			576,996	671,670	0.62%

TOTAL INFORMATION TECHNOLOGY			2,991,386	3,221,595	2.95%

MATERIALS	3,000.00	CLIFFS NATURAL RESOURCES I	239,314	204,660
	4,000.00	MOSAIC CO	266,834	234,240
	4,000.00	RPM INTL INC COM	84,679	89,880
TOTAL MATERIALS			590,827	528,780	0.48%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:
TELECOMMUNICATION SERVICES	2,000.00	AMERICA MOVIL SA DE CV SPO	55,017	50,840
	3,000.00	AT&T CORP COM	84,046	87,930
	2,500.00	BCE INC COM	99,660	99,025
	5,500.00	CONSOLIDATED COMM HLDG COM	102,683	103,840
	500.00	SK TELECOM LTD SPONSORED A	9,648	7,395
	3,000.00	TELECOM ARGENTINA SA	78,209	60,240
	12,500.00	TELEFONICA S A SPONSORED A	270,530	267,125
	10,000.00	TELEPHONICA BRASIL S.A.	233,293	290,200
	20,000.00	VODAFONE GROUP	449,000	556,800
TOTAL TELECOMMUNICATION SERVICES			1,382,086	1,523,395	1.40%

UTILITIES	10,000.00	COMPANHIA ENERGETICA SP AD	174,849	170,400
	37,500.00	DUKE ENERGY CORP COM	579,495	765,750
	2,500.00	ENERSIS	49,538	49,075
	10,000.00	EXELON CORP COM	429,255	443,900
	10,000.00	NATIONAL GRID PLC SPON ADR	496,411	500,700
	2,500.00	ONEOK INC NEW COM	107,538	190,125
	5,000.00	PROGRESS ENERGY	222,425	260,500
	17,500.00	SOUTHERN CO COM	628,940	756,000
	5,000.00	TECO ENERGY INC COM	91,674	92,850
TOTAL UTILITIES			2,780,125	3,229,300	2.96%

TOTAL INVESTMENTS IN COMMON STOCKS			$25,873,533	$29,810,800	27.33%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
POWERSHARES DB US DOLLAR INDEX CALL OPTION, $23 EXP 11/19/11	3	2,500	$61,324	$5,000
POWERSHARES DB US DOLLAR INDEX CALL OPTION, $22 EXP 12/17/11	3	750	44,607	16,500
TOTAL CALL OPTIONS			105,931	21,500	0.02%

PUT OPTIONS:
SPDR GOLD TRUST PUT OPTION, $160 EXP 11/19/11	3	50	14,328	5,800
TOTAL PUT OPTIONS			14,328	5,800	0.01%

TOTAL INVESTMENTS IN CALL AND PUT OPTIONS			$120,259	$27,300	0.03%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued)
October 31, 2011

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

PREFERRED STOCKS:
COMCAST CORP 7%		10,000.00	$228,661	$250,100
LEARNINGSTATION.COM	2,3	1,224,661.00	500,000	-

TOTAL INVESTMENTS IN PREFERRED STOCKS			$728,661	$250,100	0.23%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded)
October 31, 2011

		Market	Percent of
Company Name	Cost	Value	Net Assets

Short-term Investments MFB NI Treasury Money Market Fund	$25,369,635	$25,369,635	23.26%

TOTAL INVESTMENTS - MARKET VALUE		$109,306,316	100.22%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES		(237,216)	-0.22%

TOTAL NET ASSETS		$109,069,100	100.00%

1In default
2Market value determined by the Fund's Board of Directors
3Non-income producing security

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
APACHE CORP CALL OPTION, $120 EXP 1/21/12	3	(15.00)	(4,662)	(1,845)
ATLAS PIPELINE PARTNERS CALL OPTION, $35 EXP 1/21/12	3	(25.00)	(3,461)	(5,000)
BUCKEYE PARTNERS CALL OPTION, $70 EXP 2/18/12	3	(20.00)	(1,169)	(1,900)
CISCO SYSTEMS CALL OPTION, $17.50 EXP 1/21/12	3	(50.00)	(2,622)	(8,450)
CISCO SYSTEMS CALL OPTION, $18 EXP 11/19/11	3	(50.00)	(1,122)	(4,950)
CLIFFS NATURAL RESOURCES CALL OPTION, $70 EXP 1/21/12	3	(30.00)	(11,203)	(19,350)
CUBIST PHARMACEUTICALS CALL OPTION, $40 EXP 1/21/12	3	(60.00)	(7,407)	(10,680)
EXXON MOBIL CALL OPTION, $80 EXP 1/21/12	3	(20.00)	(4,118)	(4,620)
GENERAL MILLS CALL OPTION, $40 EXP 1/21/12	3	(20.00)	(1,415)	(1,300)
HERSHEY CO CALL OPTION, $60 EXP 1/21/12	3	(10.00)	(2,154)	(930)
INTEL CORP CALL OPTION, $25 EXP 1/21/12	3	(50.00)	(1,572)	(4,650)
INTL BUS MACHINES CALL OPTION, $195 EXP 1/21/12	3	(13.00)	(5,440)	(4,290)
LORILLARD INC CALL OPTION, $125 EXP 1/21/12	3	(20.00)	(7,969)	(2,440)
MARKET VECTORS GOLD MINERS CALL OPTION, $67 EXP 12/17/11	3	(40.00)	(10,133)	(3,040)
MOSAIC CO CALL OPTION, $70 EXP 12/17/11	3	(20.00)	(6,934)	(960)
MOSAIC CO CALL OPTION, $80 EXP 12/17/11	3	(20.00)	(8,236)	(160)
NYSE EURONEXT CALL OPTION, $27 EXP 1/21/12	3	(25.00)	(2,630)	(4,925)
PANERA BREAD CALL OPTION, $125 EXP 1/21/12	3	(20.00)	(13,180)	(29,400)
QUALCOMM INC CALL OPTION, $55 EXP 1/21/12	3	(20.00)	(3,978)	(3,460)
REYNOLDS AMERICAN CALL OPTION, $41 exp 2/18/12	3	(40.00)	(3,343)	(2,400)
STERICYCLE INC CALL OPTION, $100 EXP 11/19/11	3	(5.00)	(892)	(25)
TRANSOCEAN LTD CALL OPTION, $62.50 EXP 1/21/12	3	(30.00)	(6,913)	(6,930)
VARIAN MEDICAL SYSTEMS CALL OPTION, $65 EXP 1/21/12	3	(20.00)	(2,669)	(2,600)
TOTAL CALL OPTIONS - LIABILITIES			(113,222)	(124,305)	-0.11%

PUT OPTIONS:
APPLE INC PUT OPTION, $290 EXP 1/21/12	3	(10.00)	(16,934)	(1,440)
BANK OF AMERICA PUT OPTION, $6 EXP 1/21/12	3	(500.00)	(35,023)	(22,500)
BEST BUY INC PUT OPTION, $20 EXP 3/17/12	3	(100.00)	(9,545)	(6,100)
BEST BUY INC PUT OPTION, $25 EXP 1/21/12	3	(125.00)	(15,432)	(17,000)
CIT GROUP INC PUT OPTION, $30 EXP 1/21/12	3	(100.00)	(13,545)	(9,400)
CLIFFS NATURAL RESOURCES PUT OPTION, $75 EXP 1/21/12	3	(50.00)	(24,672)	(55,000)
CME GROUP INC PUT OPTION, $210 EXP 12/17/11	3	(20.00)	(23,629)	(2,500)
CONOCOPHILIPS PUT OPTION, $50 EXP 1/21/12	3	(100.00)	(19,464)	(4,000)
CONOCOPHILLIPS PUT OPTION, $50 EXP 1/19/13	3	(100.00)	(50,844)	(30,000)
CORNING INC PUT OPTION, $10 EXP 1/21/12	3	(50.00)	(2,272)	(700)
DELL INC PUT OPTION, $10 EXP 1/19/13	3	(250.00)	(23,971)	(14,000)
DUKE ENERGY PUT OPTON, $17.50 EXP 1/21/12	3	(125.00)	(7,432)	(1,250)
EXPRESS SCRIPTS PUT OPTION, $37.50 EXP 2/18/12	3	(50.00)	(7,922)	(4,250)
FAMILY DOLLAR PUT OPTION, $40 EXP 1/21/12	3	(50.00)	(15,422)	(250)
GENESIS ENERGY PUT OPTION, $25 EXP 12/17/11	3	(50.00)	(7,302)	(3,000)
GOOGLE INC PUT OPTION, $455 EXP 3/17/12	3	(15.00)	(44,976)	(10,500)
HCA HOLDINGS PUT OPTION, $17.50 EXP 3/17/12	3	(125.00)	(24,181)	(8,750)
HEWLETT PACKARD PUT OPTION, $20 EXP 1/21/12	3	(250.00)	(38,361)	(10,500)
HEWLETT PACKARD PUT OPTION, $20 EXP 1/19/13	3	(250.00)	(75,860)	(51,750)
HOME DEPOT INC PUT OPTION, $25 EXP 11/19/11	3	(50.00)	(3,573)	(100)

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
October 31, 2011

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS (continued):
HOME DEPOT INC PUT OPTION, $25 EXP 2/18/12	3	(25.00)	(3,036)	(675)
HUNTINGTON INGALLS PUT OPTION, $20 EXP 3/17/12	3	(125.00)	(13,046)	(1,875)
HUNTINGTON INGALLS PUT OPTION, $22.50 EXP 12/17/11	3	(125.00)	(13,906)	(625)
ISHARES JAPAN INDEX ETF PUT OPTION, $8 EXP 1/21/12	3	(500.00)	(21,242)	(4,000)
ISHARES JAPAN INDEX ETF PUT OPTION, $9 EXP 3/17/12	3	(500.00)	(15,223)	(17,500)
MARKET VECTORS JR GOLD MINERS PUT OPTION, $30 EXP 1/21/12	3	(150.00)	(33,221)	(36,750)
MICROSOFT CORP PUT OPTION, $20 EXP 1/21/12	3	(125.00)	(10,056)	(1,625)
MOSAIC CO PUT OPTION, $50 EXP 12/17/11	3	(50.00)	(16,857)	(5,500)
POTASH CORP SA PUT OPTION, $45 EXP 12/17/11	3	(50.00)	(14,672)	(8,900)
ROCK TENN CL A PUT OPTION, $50 EXP 1/21/12	3	(50.00)	(17,662)	(8,250)
SANOFI-AVENTIS PUT OPTION, $31 EXP 3/17/12	3	(100.00)	(24,108)	(11,000)
ST. JOE CO. PUT OPTION, $10 EXP 3/17/12	3	(202.00)	(11,806)	(4,040)
ST. JOE CO. PUT OPTION, $10 EXP 1/19/13	3	(162.00)	(20,721)	(13,770)
STARBUCKS CORP PUT OPTION, $30 EXP 1/21/12	3	(40.00)	(8,266)	(1,320)
SYMANTEC CORP PUT OPTION, $12.50 EXP 1/21/12	3	(125.00)	(6,931)	(2,000)
TELEFONICA PUT OPTION, $17.50 EXP 12/17/11	3	(140.00)	(11,682)	(3,500)
TELEFONICA PUT OPTION, $15 EXP 3/17/12	3	(50.00)	(4,677)	(1,000)
TEMPLE INLAND PUT OPTION, $15 EXP 1/21/12	3	(250.00)	(38,361)	(3,750)
XEROX CORP PUT OPTION, $7 EXP 1/21/12	3	(500.00)	(19,223)	(17,000)
XEROX CORP PUT OPTION, $5 EXP 1/19/13	3	(1,000.00)	(40,673)	(35,000)
YAHOO INC PUT OPTION, $10 EXP 4/21/12	3	(250.00)	(18,362)	(4,500)
TOTAL PUT OPTIONS - LIABILITIES			(824,091)	(435,570)	-0.40%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(937,313)	$(559,875)	-0.51%

Item. 2.  Code of Ethics.

On July 26, 2003, the Board of Directors of the Registrant adopted a Code of Ethics for the principal executive  officer and principal financial and accounting officer. The Code was amended by the Board of Directors on  February 24, 2007.

(c)-(e) N/A

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3.  Audit Committee Financial Expert.

The Board of Directors of the Registrant has determined that R. Donald Farmer, a member of its Audit Committee,  is an audit committee financial expert.  Mr. Farmer is an independent director of the Registrant.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees: $41,370.00 for the fiscal year ended  October 31, 2010; $40,100.00 for the fiscal year ended October 31, 2011.

(b) Audit-Related Fees: $1,853.00 for the fiscal year ended October 31, 2010; $1,840.00 for the fiscal year ended October 31, 2011.  These fees were incurred for travel-related expenses.

(c) Tax Fees: $0.00 for the fiscal year ended  October 31, 2010; $0.00 for the fiscal year ended  October 31, 2011.  These fees were incurred for review  of the tax returns.

(d) All Other Fees: $900.00 for the fiscal year ended  October 31, 2010; $1,550.00 for the fiscal year ended October 31, 2011. These fees were incurred for report  production and printing.

(e)(1) A copy of the Audit Committee's pre-approval policies and procedures is attached as an exhibit.

(e)(2) One hundred percent of the services described in  Items 4(b) through 4(d) were approved in accordance with the Audit Committee Pre-Approval Policy.  As a result, none of such services was approved pursuant to  paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's  engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2011 was attributed to work  performed by persons other than the principal accountant's  full-time, permanent employees.

(g) N/A

(h) N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors of the Registrant adopted Proxy Voting Policies and Procedures on July 26, 2003 and amended them October 30, 2003, April 5, 2004 and May 26, 2005. A copy as amended is attached as an exhibit.

Item 8.  Portfolio Managers of Closed-End Investment Companies.

(a)(1)  As of the date of filing of this report, Paul H. Broyhill, Chairman and Chief Executive Officer,  M. Hunt Broyhill, President, and  Christopher R. Pavese, CFA, Chief Investment Officer, are primarily responsible for the day-to-day management of the Registrant’s portfolio.  Mr. Paul Broyhill has served in such capacity since the inception of the Registrant in 1982.  Mr. Hunt Broyhill has had such responsibility since 2001. Mr. Hunt Broyhill has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Registrant on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

(a)(2)  The following tables provide information regarding registered investment companies other than the Registrant, other pooled investment vehicles, and other accounts over which the Registrant’s portfolio managers also have day-to-day management responsibilities.  The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and the total assets in the accounts with respect to which the fees are based on performance.  The information is provided as of the Registrant’s fiscal year ended October 31, 2011.

Paul H. Broyhill
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	None	5
Number of Accounts Managed with Performance-Based Advisory Fees	None	None	None
Assets Managed	$0	$0	$42,200,000
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

M. Hunt Broyhill
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	3
Number of Accounts Managed with Performance-Based Advisory Fees	None	0	None
Assets Managed	$0	$9,398,917	$22,178,729
Assets Managed with Performance-Based Advisory Fees	$0	$0	$0

Christopher R. Pavese
	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	None	1	23
Number of Accounts Managed with Performance-Based Advisory Fees	None	1	None
Assets Managed	$0	$21,400,000	$9,000,000
Assets Managed with Performance-Based Advisory Fees	$0	$9,600,000	$0

Material Conflicts of Interest
The Fund recognizes that actual or potential conflicts of interest are inherent in our business.  These actual or potential conflicts may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account.  Certain investments may be appropriate for the Fund and also for other clients advised by the portfolio manager.  Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally.  Therein lies the possibility that a particular security could be bought or sold for the Fund and also for other clients, along with the possibility that a particular security could be bought or sold for the Fund while the opposite transaction could be occurring for other clients due to their investment strategy.

To the extent that a portfolio manager has responsibilities for managing accounts in addition to the Fund, the portfolio manager will need to divide his time and attention among relevant accounts.

The Fund also recognizes that in some cases, an actual or potential conflict may arise where a portfolio manager may have an incentive, such as a performance-based fee.

The Fund is in the process of developing written policies and procedures designed to address conflicts of interest its portfolio managers may face.

(a)(3)

Compensation Structure of Portfolio Managers
The compensation structure for each portfolio manager is based upon a fixed salary as well as a discretionary bonus determined by the senior management of the Registrant.  Salaries are determined by the senior management and are based upon an individual’s position and overall value to the Registrant.  Bonuses are also determined by management and are based upon an individual’s overall contribution to the success of the Fund and the profitability of the Registrant.  Salaries and bonuses for portfolio managers are not based upon criteria such as performance of the Fund or the value of assets of the Registrant.  Portfolio managers also have the opportunity to participate in other employee benefits available to all of the employees of the Registrant.

(a)(4) The dollar range of the Registrant’s equity securities owned beneficially by the Registrant’s portfolio managers as of the Registrant’s fiscal year ended October 31, 2011 is set forth below:

Name of Portfolio Manager	Dollar ($) Range of Registrant’s Shares Beneficially Owned
Paul H. Broyhill	Over $1,000,000
M. Hunt Broyhill	Over $1,000,000
Christopher R. Pavese	$1-$10,000

(b) N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10.  Submission of Matters to a Vote of Security Holders.

N/A

Item 11.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940.  Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure  controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter  of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  The Registrant's Code of Ethics is attached as Exhibit 12(a)(1).

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly  caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:  December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Paul H. Broyhill
Paul H. Broyhill
Chairman and Chief Executive Officer

Date:   December 20, 2011

By

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer

Date:   December 20, 2011